Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (20.0%)
Alphabet, Inc. - Class A *	9,209	13,497
Alphabet, Inc. - Class C *	41,066	60,350
Charter Communications, Inc. - Class A *	2,700	1,686
Electronic Arts, Inc. *	2,585	337
Facebook, Inc. - Class A *	314,941	82,483
Match Group, Inc. *	88,757	9,821
Netflix, Inc. *	58,552	29,278
Sea, Ltd. *	74,659	11,500
Snap, Inc. *	64,549	1,685
Spotify Technology SA *	23,266	5,644
Tencent Holdings, Ltd.	484,700	32,278

Total		248,559

Consumer Discretionary (21.9%)
Alibaba Group Holding, Ltd., ADR *	209,525	61,596
Amazon.com, Inc. *	47,195	148,604
Aptiv PLC	2,039	187
Booking Holdings, Inc. *	5,889	10,074
Carvana Co. *	1,900	424
Chipotle Mexican Grill, Inc. *	5,721	7,115
Dollar General Corp.	73,517	15,411
Dollar Tree, Inc. *	1,198	109
Domino’s Pizza, Inc.	1,200	510
Etsy, Inc. *	12,252	1,490
Hilton Worldwide Holdings, Inc.	2,892	247
Lowe’s Companies, Inc.	4,100	680
Lululemon Athletica, Inc. *	24,411	8,040
Marriott International, Inc. - Class A	8,401	778
McDonald’s Corp.	2,048	450
NIKE, Inc. - Class B	47,441	5,956
Ross Stores, Inc.	76,356	7,126
Tesla Motors, Inc. *	700	300
The TJX Cos., Inc.	10,964	610
Trip.com Group, Ltd. *	4,962	155
Yum! Brands, Inc.	27,763	2,535

Total		272,397

Energy (0.0%)
Pioneer Natural Resources Co.	2,877	247

Total		247

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Financials (2.7%)
The Charles Schwab Corp.	31,120	1,127
Chubb, Ltd.	1,077	125
The Goldman Sachs Group, Inc.	29,773	5,983
Intercontinental Exchange, Inc.	39,825	3,985
Marsh & McLennan Cos., Inc.	20,855	2,392
Morgan Stanley	73,990	3,577
MSCI, Inc.	4,300	1,534
S&P Global, Inc.	25,469	9,184
State Street Corp.	6,296	374
Willis Towers Watson PLC	26,451	5,524

Total		33,805

Health Care (12.9%)
AbbVie, Inc.	2,571	225
Agilent Technologies, Inc.	986	100
Align Technology, Inc. *	395	129
Anthem, Inc.	33,312	8,947
Becton Dickinson and Co.	1,150	268
Centene Corp. *	113,000	6,591
Cigna Corp.	83,540	14,153
Danaher Corp.	77,649	16,720
Edwards Lifesciences Corp. *	1,500	120
Exact Sciences Corp. *	18,778	1,914
GoodRx Holdings, Inc. *	6,538	364
HCA Healthcare, Inc.	13,486	1,681
Humana, Inc.	7,300	3,021
Incyte Corp. *	56,600	5,079
Intuitive Surgical, Inc. *	25,183	17,868
PPD, Inc. *	22,382	828
Seattle Genetics, Inc. *	4,003	783
Stryker Corp.	74,956	15,619
Thermo Fisher Scientific, Inc.	33,798	14,922
UnitedHealth Group, Inc.	74,188	23,130
Veeva Systems, Inc. - Class A *	14,737	4,144
Vertex Pharmaceuticals, Inc. *	71,350	19,416
Zoetis, Inc.	24,405	4,036

Total		160,058

Industrials (3.0%)
Canadian Pacific Railway, Ltd.	6,420	1,954
Cintas Corp.	13,594	4,524
CoStar Group, Inc. *	10,136	8,601

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Equifax, Inc.	28,654	4,496
Fortive Corp.	34,956	2,664
Honeywell International, Inc.	504	83
IHS Markit, Ltd.	2,970	233
Johnson Controls International PLC	15,100	617
Kansas City Southern	6,177	1,117
L3Harris Technologies, Inc.	579	98
Norfolk Southern Corp.	8,956	1,917
Northrop Grumman Corp.	503	159
Parker Hannifin Corp.	600	121
Roper Technologies, Inc.	16,790	6,634
Union Pacific Corp.	21,572	4,247
United Continental Holdings, Inc. *	573	20

Total		37,485

Information Technology (38.7%)
Advanced Micro Devices, Inc. *	123,200	10,101
Apple, Inc.	505,732	58,569
Applied Materials, Inc.	33,857	2,013
Atlassian Corp. PLC *	15,319	2,785
Coupa Software, Inc. *	3,385	928
DocuSign, Inc. *	30,126	6,484
Fidelity National Information Services, Inc.	128,600	18,931
Fiserv, Inc. *	136,977	14,115
Global Payments, Inc.	123,627	21,954
Intuit, Inc.	74,539	24,315
KLA-Tencor Corp.	536	104
Lam Research Corp.	4,873	1,617
Marvell Technology Group, Ltd.	216,124	8,580
Mastercard, Inc. - Class A	100,126	33,860
Maxim Integrated Products, Inc.	36,385	2,460
Microsoft Corp.	316,249	66,517
NVIDIA Corp.	37,446	20,267
Paycom Software, Inc. *	7,206	2,243
PayPal Holdings, Inc. *	166,045	32,716
QUALCOMM, Inc.	57,290	6,742
salesforce.com, Inc. *	120,561	30,299
ServiceNow, Inc. *	63,338	30,719
Shopify, Inc. *	1,602	1,639
Snowflake, Inc. *	3,384	849
Splunk, Inc. *	55,784	10,495
Synopsys, Inc. *	39,809	8,518
TE Connectivity, Ltd.	14,700	1,437

Growth Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Texas Instruments, Inc.	16,799	2,399
Twilio, Inc. - Class A *	1,800	445
Visa, Inc. - Class A	192,565	38,507
Wix.com, Ltd. *	23,679	6,035
Workday, Inc. - Class A *	47,178	10,149
Zoom Video Communications, Inc. *	10,400	4,889

Total		481,681

Materials (0.4%)
Air Products and Chemicals, Inc.	476	142
Linde PLC	16,449	3,917
PPG Industries, Inc.	2,500	305
The Sherwin-Williams Co.	1,658	1,155

Total		5,519

Utilities (0.1%)
Sempra Energy	4,907	581

Total		581

Total Common Stocks (Cost: $806,616)		1,240,332

Short-Term Investments (0.4%)
Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	4,949,823	4,950

Total		4,950

Total Short-Term Investments (Cost: $4,950)		4,950

Total Investments (100.1%) (Cost: $811,566)@		1,245,282

Other Assets, Less Liabilities (-0.1%)		(1,358)

Net Assets (100.0%)		1,243,924

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $811,566 and the net unrealized appreciation of investments based on that cost was $433,716 which is comprised of $441,204 aggregate gross unrealized appreciation and $7,488 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$216,281	$32,278	$—
All Others	991,773	—	—
Short-Term Investments	4,950	—	—

Total Assets:	$1,213,004	$32,278	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand